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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              Form 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended:   12/31/2012
                                                          ------------
           Check here if Amendment[ ]: Amendment Number:
                                                          ------------

                        This Amendment (Check only one):
                        [  ]      is a restatement
                        [  ]      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Netols Asset Management, Inc.
           ---------------------------------------------------
Address:   1045 W. Glen Oaks Lane, Suite 202
           ---------------------------------------------------
           Mequon, WI 53092
           ---------------------------------------------------

Form 13F File Number 28-12202

           The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:      Jeffrey W. Netols
           ---------------------------------------------------
Title:     President
           ---------------------------------------------------
Phone:     262-240-2930
           ---------------------------------------------------

Signature, Place, and Date of Signing:



/s/ Jeffrey W. Netols
---------------------------------------------------
(Signature)

Mequon, WI
---------------------------------------------------
(City, State)

February 7, 2013
---------------------------------------------------

Report Type (Check only one):

[   ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F  NOTICE. (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)
[ x ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

28-01190 Frank Russell Company

                             Form 13F Summary Page

                                Report Summary:


Number of Other Included Managers:
                      0
           ------------

Form 13F Information Table Entry Total:
                     71
           ------------

Form 13F Information Table Value Total:
                729,245(thousands)
           ------------



List of Other Included Managers:

           Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

    None

                                                  FORM 13F INFORMATION TABLE 12/31/2012


              COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4           COLUMN 5    COLUMN 6 COLUMN 7           COLUMN 8

               NAME                TITLE                  VALUE    SHARES/  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
            OF ISSUER             OF CLASS     CUSIP    (X$1,000) PRINCIPAL PRN CALL DISCRETION MANAGERS    SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AARONS INC                         COM PAR
                                    $0.50    002535300     10,275    363,321 SH         SOLE                326,754           36,567
ACADIA HEALTHCARE COMPANY IN         COM     00404A109     10,616    454,638 SH         SOLE                408,248           46,390
ACCURIDE CORP NEW                  COM NEW   00439T206      5,583  1,739,424 SH         SOLE              1,562,611          176,813
ACTUANT CORP                       CL A NEW  00508X203     10,579    379,028 SH         SOLE                340,968           38,060
ACUITY BRANDS INC                    COM     00508Y102     10,773    159,063 SH         SOLE                143,017           16,046
ANN INC                              COM     035623107     15,138    447,342 SH         SOLE                402,205           45,137
BANK HAWAII CORP                     COM     062540109      8,098    183,835 SH         SOLE                165,142           18,693
BARRETT BILL CORP                    COM     06846N104      8,815    495,510 SH         SOLE                445,347           50,163
CABELAS INC                          COM     126804301     15,478    370,729 SH         SOLE                333,214           37,515
CAPELLA EDUCATION COMPANY            COM     139594105      8,404    297,710 SH         SOLE                267,423           30,287
CARPENTER TECHNOLOGY CORP            COM     144285103     10,942    211,938 SH         SOLE                190,570           21,368
CARTER INC                           COM     146229109     12,491    224,456 SH         SOLE                201,926           22,530
CASEYS GEN STORES INC                COM     147528103      8,202    154,457 SH         SOLE                138,266           16,191
CEDAR FAIR L P                    DEPOSITARY
                                    UNIT     150185106     12,760    381,472 SH         SOLE                342,904           38,568
CHEESECAKE FACTORY INC               COM     163072101     10,439    319,133 SH         SOLE                286,910           32,223
CIBER INC                            COM     17163B102      6,058  1,813,874 SH         SOLE              1,630,019          183,855
COINSTAR INC                         COM     19259P300     10,592    203,656 SH         SOLE                183,138           20,518
COMMERCIAL VEH GROUP INC             COM     202608105      6,938    845,059 SH         SOLE                759,578           85,481
COMMUNITY BK SYS INC                 COM     203607106      8,612    314,779 SH         SOLE                282,631           32,148
COMPASS MINERALS INTL INC            COM     20451N101     11,722    156,897 SH         SOLE                141,127           15,770
DOMINOS PIZZA INC                    COM     25754A201     17,123    393,174 SH         SOLE                353,492           39,682
EMPIRE DIST ELEC CO                  COM     291641108      8,788    431,201 SH         SOLE                387,699           43,502
ENDURANCE SPECIALTY HLDGS LT         SHS     G30397106     12,148    306,084 SH         SOLE                275,188           30,896
ENTEGRIS INC                         COM     29362U104      9,588  1,044,447 SH         SOLE                939,067          105,380
ETHAN ALLEN INTERIORS INC            COM     297602104     12,613    490,572 SH         SOLE                440,817           49,755
FAIR ISAAC CORP                      COM     303250104     16,364    389,346 SH         SOLE                350,065           39,281
FAIRCHILD SEMICONDUCTOR INTL         COM     303726103     10,445    725,388 SH         SOLE                651,581           73,807
FELCOR LODGING TR INC                COM     31430F101     10,028  2,147,305 SH         SOLE              1,929,123          218,182
FIRST INDUSTRIAL REALTY TRUST
INC                                  COM     32054K103     13,741    975,912 SH         SOLE                877,636           98,276
GENERAL CABLE CORP DEL NEW           COM     369300108      6,166    202,773 SH         SOLE                182,116           20,657
GENESEE & WYO INC                    CL A    371559105      8,936    117,453 SH         SOLE                105,558           11,895
GLACIER BANCORP INC NEW              COM     37637Q105      8,720    592,762 SH         SOLE                532,738           60,024
HAEMONETICS CORP                     COM     405024100     11,178    273,694 SH         SOLE                246,212           27,482
HANOVER INS GROUP INC                COM     410867105     12,096    312,226 SH         SOLE                280,650           31,576
MILLER HERMAN INC                    COM     600544100      9,892    460,939 SH         SOLE                414,337           46,602
INTEGRATED DEVICE TECHNOLOGY         COM     458118106      6,097    835,183 SH         SOLE                750,210           84,973
INTREPID POTASH INC                  COM     46121Y102      8,580    403,002 SH         SOLE                362,100           40,902
LIFEPOINT HOSPITALS INC              COM     53219L109      7,687    203,629 SH         SOLE                183,156           20,473
LIQUIDITY SERVICES INC               COM     53635B107      7,646    187,126 SH         SOLE                167,510           19,616
MAGELLAN HEALTH SVCS INC           COM NEW   559079207      8,027    163,813 SH         SOLE                147,382           16,431
MERIT MED SYS INC                    COM     589889104     10,642    765,653 SH         SOLE                692,132           73,521
MGIC INVT CORP WIS                   COM     552848103      7,039  2,646,318 SH         SOLE              2,375,171          271,147
MID-AMER APT CMNTYS INC              COM     59522J103     10,417    160,886 SH         SOLE                144,665           16,221
NATIONAL HEALTH INVS INC             COM     63633D104     12,040    212,986 SH         SOLE                191,332           21,654
OLD NATL BANCORP IND                 COM     680033107      9,629    811,170 SH         SOLE                728,907           82,263
PHH CORP                           COM NEW   693320202     13,414    589,635 SH         SOLE                529,721           59,914
PROGRESS SOFTWARE CORP               COM     743312100     10,442    497,456 SH         SOLE                447,030           50,426
PROSPERITY BANCSHARES INC            COM     743606105      9,715    231,301 SH         SOLE                208,041           23,260
SELECTIVE INS GROUP INC              COM     816300107     12,017    623,641 SH         SOLE                560,507           63,134
SMART BALANCE INC                    COM     83169Y108      8,704    674,763 SH         SOLE                608,242           66,521
SUN CMTYS INC                        COM     866674104     16,973    425,508 SH         SOLE                382,379           43,129
SUNOPTA INC                          COM     8676EP108      4,036    716,864 SH         SOLE                644,190           72,674
SUPERIOR ENERGY SVS INC              COM     868157108      8,511    410,785 SH         SOLE                369,131           41,654
TENNECO INC                          COM     880349105     10,105    287,799 SH         SOLE                258,785           29,014
TITAN INTL INC ILL                   COM     88830M102     11,597    533,924 SH         SOLE                480,031           53,893
TRACTOR SUPPLY CO                    COM     892356106     11,545    130,656 SH         SOLE                117,448           13,208
TREEHOUSE FOODS INC                  COM     89469A104     11,346    217,640 SH         SOLE                195,551           22,089
TRIMAS CORP                        COM NEW   896215209     13,884    495,710 SH         SOLE                445,566           50,144
UNITED NAT FOODS INC                 COM     911163103      5,463    101,937 SH         SOLE                 92,154            9,783
UNITED RENTALS INC                   COM     911363109     17,282    379,649 SH         SOLE                341,235           38,414
UNITED STATIONERS INC                COM     913004107      8,199    264,575 SH         SOLE                237,887           26,688
U S PHYSICAL THERAPY INC             COM     90337L108     10,642    386,429 SH         SOLE                348,300           38,129
VCA ANTECH INC                       COM     918194101      9,048    429,815 SH         SOLE                386,163           43,652
WABTEC CORP                          COM     929740108     15,733    179,723 SH         SOLE                161,595           18,128
WALTER INVT MGMT CORP                COM     93317W102     16,598    385,817 SH         SOLE                346,657           39,160
WEBSTER FINL CORP CONN               COM     947890109      8,426    410,025 SH         SOLE                368,235           41,790
WESTAMERICA BANCORPORATION           COM     957090103      6,666    156,521 SH         SOLE                140,771           15,750
WHITING PETE CORP NEW                COM     966387102      9,115    210,168 SH         SOLE                188,954           21,214
WILLBROS GROUP INC DEL               COM     969203108      8,618  1,607,863 SH         SOLE              1,443,393          164,470
WMS INDS INC                         COM     929297109      8,672    495,534 SH         SOLE                444,958           50,576
ZALE CORP NEW                        COM     988858106      4,349  1,058,111 SH         SOLE                950,456          107,655

TOTAL                                                     729,245 36,671,212                             32,958,222     0  3,712,990
                                                         -------------------                             ---------------------------
                                                         -------------------                             ---------------------------